May 5, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                           File No. 811-5037
                                           CIK No. 811030

Dear Sir or Madam:

     On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Lighthouse Growth Fund series of the Registrant for the six month period ended February 28, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                             LIGHTHOUSE GROWTH FUND
                               SEMI-ANNUAL REPORT



                               February 28, 1997

                             LIGHTHOUSE GROWTH FUND

February 28, 1997

Dear Shareholder,

Performance
The Lighthouse Growth Fund began on September 29, 1995, with an NAV of $12.00 and closed on February 28, 1997, at $14.47. As of the date of this report, the twelve month total return, including dividends, was 16.99%. The annualized return since inception was 15.95%.

Momentum Investing - 1960s vs 1990s
Momentum investing and value investing are diametrically opposed. The former favors currently outperforming money managers, companies, and industries. The latter gravitates toward temporary underperformance. Momentum relies on extrapolation of perceived trends, whereas value depends on markets moving in cycles. Momentum investing has generated brief periods of spectacular results, whereas value investing has generated better returns, albeit with less excitement, over the long haul.

The "go-go" stock market of the late 1960s witnessed a speculative orgy dominated by momentum investors, or "performance investors" as they were called. Then, mutual fund managers commanded great respect and huge salaries. As mutual fund buyers chased higher returns, young "gunslingers" were more than willing to pull the triggers. Many speculated on fledgling technology stocks, bought and immediately sold hot initial public offerings, and paid premium prices for growth stocks. Several left large companies to start their own funds, raising huge sums of money. Investors who flocked to these performance funds were greeted by two of the worst bear markets this century: 1969-70 when the Dow dropped 35% and 1973-74 when the Dow lost 45% of its value.

The 1990s version of the 1960s "gunslinger" is more commonly referred to as a "momentum investor". These mutual fund managers are attracted to stocks with strong earnings and price momentum. Performance is everything. As Barron's editor Alan Abelson recently said, "Momentum investing is based on the principle that what goes up must go higher." Money poured into this style during 1996 as evidenced by 46% of new equity mutual fund money going into aggressive growth funds. Most of these funds peaked in May or June of last year and many are showing double digit losses so far in 1997.

Momentum Spreads to Index Funds
The current mania for buying large-cap stocks regardless of price is just the latest example of momentum investing. As aggressive funds have swooned, "conservative" funds have picked up the slack. Strong performance of blue chip stocks has attracted a flood of new money into index funds, creating a virtuous cycle. Passive index funds have outperformed 90% of active fund managers over the past three years. This has put enough pressure on many portfolio managers to throw in the towel and jump on the bandwagon.

According to investment adviser Steve Leuthold, index funds attracted less than 3% of new money flowing into mutual funds in 1994. So far this year that proportion has jumped to 20%. Assets in index funds have climbed from under $10 billion to over $60 billion in the last six years. And the number of new funds is exploding: 21 were created last year, bringing the total to over 100.

Many investors are underestimating the risks associated with index funds. The S&P 500 index is not a diversified basket of equally weighted stocks. It is a capitalization-weighted, large company index. Popular stocks (those with the highest market caps) get top billing. In 1992, when Intel was cheap, it ranked #35 and accounted for just 0.6% of the index. Today, selling for 24 times earnings, Intel ranks #4 with nearly a 2% weighting. Many of the highest weighted stocks are extremely overvalued in relation to their growth rates. Coca-Cola (61), for example, ranks #2 in the index with a 2.4% weighting, yet trades at 44 times earnings, more than twice its expected growth rate of 17.7%.

Investment Strategy
The Lighthouse Growth Fund has remained defensive. The Fund increased its short position from 19.8% to 22.3%, reduced cash from 45.6% to 40.4%, raised its energy weighting from 19.3% to 21.3%, and increased its position in gold mining stocks from 1.6% to 4.4%. As of February 28, a small position in S&P 500 put options hedged approximately 14.8% of the portfolio.

Our August, 1996 report warned about speculative excesses in areas such as the Internet and networking. Stocks in these industries have been among the worst performers over the past six months (dragging many of the momentum funds down with them). As a result, we took some profits in our Internet and networking short positions. We have had little problem finding suitable replacements, initiating short positions in banking - 2.4% (Citicorp, NationsBank), computers
- 1.2% (Gateway 2000), and software -1.4% (Microsoft, Zitel - a year 2000 company). A strong rally in semiconductor equipment stocks allowed us to increase our short position from 1.9% to 5.6%. As of February 28, the Fund was net short 6.4% in technology, up from 2.0% six months ago.

Whether it is aggressive growth stocks, index funds, networking stocks, Internet hopefuls, or the next, as yet unidentified mania, the implication is clear. When too many people start chasing the latest hot stock, industry, or mutual fund, somebody will be left holding the proverbial bag. Those who resist the urge to participate in such folly are often presented with tremendous opportunities as the bubbles burst around them.

Special Thanks
I would like to thank our energy analyst, Richard Hunter, for his outstanding contribution to the Lighthouse Growth Fund during its first 1 1/2 years. During calendar year 1996, energy stocks accounted for nearly one-third of the Fund's gains. We believe that Richard's education as a scientist, experience as an exploration geologist, and ability to think independently of the crowd are assets that will continue to benefit shareholders for years to come.

All of us at Lighthouse would like to thank you for your support. Net assets in the Fund have grown to $21 million. Several financial publications, including The Wall Street Journal, will soon begin reporting the Fund's daily NAV and NAV change. You can also receive closing prices using the NASDAQ symbol "LGFTX", or by visiting our Web site at http://www.lightkeepers.com.



/S/
Kevin P. Duffy
Portfolio Manager

                             LIGHTHOUSE GROWTH FUND

SCHEDULE OF INVESTMENTS at February 28, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 78.7%                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Capital Goods: 4.3%
      24,000         3D Systems Corp.........................................................            $ 258,000
       2,000         Chaparral Steel Company.................................................               24,500
       3,000         Commercial Metals Company...............................................               87,000
      10,000         Huntco, Inc.............................................................              115,000
       9,000         Nucor Corp..............................................................              433,125
                                                                                                           -------
                                                                                                           917,625
                                                                                                           -------
                     Consumer Goods - Apparel: 6.9%
      12,000         Donna Karan International, Inc..........................................              144,000
       8,200         Jones Apparel Group, Inc................................................              304,425
       4,300         Liz Claiborne, Inc......................................................              174,150
      29,100         Norton McNaughton, Inc..................................................              178,238
      17,500         Oshkosh B'Gosh, Inc., Class A...........................................              271,250
      16,000         Quiksilver, Inc.........................................................              400,000
                                                                                                           -------
                                                                                                         1,472,063
                                                                                                         ---------
                     Consumer Goods - Consumer Products: 4.1%
      45,000         Fossil, Inc.............................................................              585,000
       7,700         Helen of Troy, Ltd......................................................              190,575
       9,700         Polk Audio, Inc.........................................................               98,212
                                                                                                            ------
                                                                                                           873,787
                                                                                                           -------
                     Consumer Goods - Food Producers: 0.4%
      10,000         The Unimark Group, Inc..................................................               80,000
                                                                                                            ------

                     Consumer Goods - Restaurants: 0.9%
       5,500         Lone Star Steakhouse & Saloon, Inc......................................              145,750
       4,000         Vicorp Restaurants, Inc.................................................               45,000
                                                                                                            ------
                                                                                                           190,750
                                                                                                           -------
                     Consumer Goods - Retail, Apparel: 2.0%
      10,000         Ann Taylor Stores, Inc..................................................              200,000
      19,200         Designs, Inc............................................................              122,400
       6,000         The Limited, Inc........................................................              114,000
                                                                                                           -------
                                                                                                           436,400
                                                                                                           -------
                     Consumer Goods - Retail, General Merchandise: 2.0%
       7,200         Dillard Department Stores, Inc., Class A................................              216,900
      17,000         Kmart Corp..............................................................              212,500
                                                                                                           -------
                                                                                                           429,400
                                                                                                           -------

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

SCHEDULE OF INVESTMENTS at February 28, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Consumer Goods - Retail, Mail Order: 4.9%
      37,600         Lands' End, Inc.........................................................          $ 1,043,400
                                                                                                       -----------

                     Consumer Goods - Retail, Specialty: 6.9%
       8,000         Claire's Stores, Inc....................................................              113,000
      47,700         Good Guys, Inc..........................................................              339,863
      24,800         MicroAge, Inc...........................................................              322,400
      52,900         REX Stores Corp.........................................................              443,037
      45,200         Sun Television & Appliances, Inc........................................               98,875
       6,500         Toys "R" Us, Inc........................................................              169,000
                                                                                                           -------
                                                                                                         1,486,175
                                                                                                         ---------
                     Consumer Goods - Tobacco: 2.0%
         800         Philip Morris Companies, Inc............................................              108,100
       9,000         RJR Nabisco Holdings Corp...............................................              329,625
                                                                                                           -------
                                                                                                           437,725
                                                                                                           -------
                     Energy - Oil, Secondary: 17.1%
       5,700         Anadarko Petroleum Corp.................................................              320,625
      19,900         Barrett Resources Corp..................................................              654,213
      27,000         Basin Exploration, Inc..................................................              162,000
       7,000         Flores & Rucks, Inc.....................................................              315,000
      11,000         Forest Oil Corp.........................................................              147,125
      23,100         Key Production Company..................................................              242,550
      16,300         Nuevo Energy Company....................................................              676,450
      36,800         Optima Petroleum Corp...................................................              101,200
      22,000         Petrocorp, Inc..........................................................              198,000
      25,400         Plaines Resources, Inc..................................................              336,550
       6,750         Pogo Producing Company..................................................              232,031
       5,000         Titan Exploration, Inc..................................................               52,500
       9,000         Union Pacific Resources Group, Inc......................................              219,375
                                                                                                           -------
                                                                                                         3,657,619
                                                                                                         ---------
                     Energy - Oil Field Services: 2.1%
       6,800         Dreco Energy Services, Ltd..............................................              238,000
       7,500         Numar Corp..............................................................              125,625
       2,000         Tidewater, Inc..........................................................               86,000
                                                                                                            ------
                                                                                                           449,625
                                                                                                           -------

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

SCHEDULE OF INVESTMENTS at February 28, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Energy - Seismic: 2.1%
      32,200         Mitcham Industries, Inc.................................................            $ 293,825
       2,500         Western Atlas, Inc......................................................              152,188
                                                                                                           -------
                                                                                                           446,013
                                                                                                           -------
                     Financial - Brokerage Firms: 3.0%
       1,000         Charles Schwab Corp.....................................................               37,500
       2,600         Edwards (A.G.) & Sons, Inc..............................................               92,300
       2,000         Interra Financial Incorporated..........................................               81,750
       8,200         Legg Mason, Inc.........................................................              364,900
       2,000         Raymond James Financial, Inc............................................               66,750
                                                                                                            ------
                                                                                                           643,200
                                                                                                           -------
                     Financial - Mutual Fund Companies: 0.1%
       1,050         Value Line, Inc.........................................................               30,975
                                                                                                            ------

                     Health Care - Biotechnology: 1.2%
      37,000         Xoma Corp...............................................................              254,375
                                                                                                           -------

                     Health Care - Pharmaceuticals: 3.2%
      27,100         ICN Pharmaceuticals, Inc................................................              684,275
                                                                                                           -------

                     Precious Metals - Gold Mining: 4.4%
      23,000         Agnico Eagle Mines, Ltd.................................................              327,750
      16,000         Crown Resources Corp....................................................              110,000
      10,500         Newmont Mining Corp.....................................................              498,750
                                                                                                           -------
                                                                                                           936,500
                                                                                                           -------
                     Technology - Communications: 0.3%
      10,000         Vtel Corp...............................................................               70,000
                                                                                                            ------

                     Technology - Computers: 3.5%
      27,600         Advanced Logic Research, Inc............................................              296,700
       4,000         Dell Computer Corp......................................................              284,500
       5,400         Sun Microsystems, Inc...................................................              166,725
                                                                                                           -------
                                                                                                           747,925
                                                                                                           -------

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

SCHEDULE OF INVESTMENTS at February 28, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Technology - Semiconductors: 0.5%
       5,000         QLogic Corp.............................................................            $ 101,250
                                                                                                         ---------

                     Technology - Software: 5.3%
      10,000         7th Level, Inc..........................................................               35,312
      12,000         Informix Corp...........................................................              209,250
      12,000         Intersolv, Inc..........................................................              109,500
      44,600         Progress Software Corp..................................................              604,888
      11,000         Sybase, Inc.............................................................              180,125
                                                                                                           -------
                                                                                                         1,139,075
                                                                                                         ---------
                     Transportation - Airlines: 1.5%
      14,100         Southwest Airlines Company..............................................              331,350
                                                                                                           -------

                     Total Common Stocks (cost $15,449,345)..................................           16,859,507
                                                                                                        ----------

                     CLOSED-END FUNDS - INTERNATIONAL: 2.4%
------------------------------------------------------------------------------------------------------------------------------------
      15,000         Argentina Fund..........................................................              196,875
      13,000         Chile Fund..............................................................              313,625
                                                                                                           -------
                     Total Closed-End Funds (cost $474,926)..................................              510,500
                                                                                                           -------

                     LONG EQUITY OPTIONS: 0.1%
------------------------------------------------------------------------------------------------------------------------------------
     Contracts       Common Stocks / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
          50         Micron Technology, Inc. / April 40 Puts (cost $37,900)..................               21,250
                                                                                                            ------

                     LONG INDEX OPTIONS: 0.6%
------------------------------------------------------------------------------------------------------------------------------------
     Contracts       Index / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
          40         S&P 500 / September 775 Puts (cost $176,831)............................              124,000
                                                                                                           -------

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

SCHEDULE OF INVESTMENTS at February 28, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------

  $2,111,000         Star Bank Repurchase Agreement, 4.85%, dated 2/28/97, due 3/3/97, collateralized by $2,255,000 GNMA, due 1/20/24 (proceeds $2,111,853)
                     (cost $2,111,000).......................................................          $ 2,111,000
                                                                                                       -----------

                     Total Investment in Securities (cost $18,250,002+): 91.6%...............           19,626,257
                     Other Assets less Liabilities: 8.4%.....................................            1,800,234
                                                                                                         ---------
                     Total Net Assets: 100.0%................................................          $21,426,491
                                                                                                       ===========

                     SECURITIES SOLD SHORT at February 28, 1997
------------------------------------------------------------------------------------------------------------------------------------
       Shares        Common Stocks: (22.3)%
------------------------------------------------------------------------------------------------------------------------------------
                     Consumer Goods - Luxury Items: (2.7)%
       4,000         Gucci Group, NV.........................................................            $ 258,500
       9,500         Saks Holdings, Inc......................................................              318,250
                                                                                                           -------
                                                                                                           576,750
                                                                                                           -------
                     Consumer Goods - Restaurants: (0.6)%
       7,000         Planet Hollywood International, Inc.....................................              119,000
                                                                                                           -------

                     Consumer Goods - Retail, Specialty: (0.6)%
       5,700         Just For Feet, Inc......................................................              123,263
                                                                                                           -------

                     Financial - Banks: (2.4)%
       2,500         Citicorp................................................................              291,875
       3,600         NationsBank Corp........................................................              215,550
                                                                                                           -------
                                                                                                           507,425
                                                                                                           -------
                     Technology - Computers: (1.2)%
       4,300         Gateway 2000 Inc........................................................              252,625
                                                                                                           -------

                     Technology - Internet: (2.9)%
       4,500         Netscape Communications Corp............................................              131,063
       7,100         Security Dynamics Technologies, Inc.....................................              195,250
      10,000         Yahoo!, Inc.............................................................              302,500
                                                                                                           -------
                                                                                                           628,813
                                                                                                           -------

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

SCHEDULE OF INVESTMENTS at February 28, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------

      Shares         Common Stocks                                                                       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Technology - Networking: (1.9)%
       5,500         Ascend Communications, Inc..............................................            $ 287,375
       3,000         Shiva Corp..............................................................               49,875
       3,500         Xylan Corp..............................................................               62,125
                                                                                                            ------
                                                                                                           399,375
                                                                                                           -------
                     Technology - Semiconductors: (3.0)%
       7,500         Alliance Semi-Conductor Corp............................................               66,562
       3,500         C-Cube Microsystems, Inc................................................              101,938
       1,000         Integrated Silicon Solutions, Inc.......................................                9,125
       8,000         Logic Devices, Inc......................................................               20,000
      11,000         Micron Technology, Inc..................................................              412,500
         500         Xilinx, Inc.         ...................................................               22,562
                                                                                                            ------
                                                                                                           632,687
                                                                                                           -------
                     Technology - Semiconductor Equipment: (5.6)%
       8,000         Applied Materials, Inc..................................................              405,000
       9,500         KLA Instruments Corp....................................................              396,031
      13,000         Kulicke & Soffa Industries, Inc.........................................              344,500
       1,600         Tencor Instruments......................................................               64,100
                                                                                                            ------
                                                                                                         1,209,631
                                                                                                         ---------
                     Technology - Software: (1.4)%
       1,500         Microsoft Corp..........................................................              146,250
       5,000         Zitel Corp..............................................................              159,375
                                                                                                           -------
                                                                                                           305,625
                                                                                                           -------
                     Total Common Stocks Sold Short (proceeds $5,188,870)....................          $ 4,755,194
                                                                                                       ===========

+At February 28, 1997, the cost and proceeds of securities for Federal tax purposes were the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 3,336,010
                     Gross unrealized depreciation...........................................           (1,526,079)
                                                                                                        ----------
                           Net unrealized appreciation.......................................          $ 1,809,931
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $15,924,271) (Note 2-A) ..........          $17,370,007
      Repurchase agreement (cost $2,111,000) (Note 7)........................................            2,111,000
      Cash...................................................................................                  344
      Deposits with brokers for securities sold short........................................            7,351,895
      Put options purchased (cost $214,731)..................................................              145,250
      Receivables:
            Expense reimbursement from Advisor (Note 4)......................................                1,781
            Fund shares sold.................................................................               12,364
            Dividends and interest ..........................................................               26,648
      Deferred organization costs (Note 2-D).................................................               22,612
      Other assets...........................................................................               40,762
                                                                                                            ------
                  Total assets ..............................................................           27,082,663
                                                                                                        ----------

LIABILITIES
      Securities sold short, at value (proceeds $5,188,870)..................................            4,755,194
      Payables:
            Securities purchased.............................................................              856,943
            Advisory fee.....................................................................               19,421
            Fund shares redeemed.............................................................               18,767
      Other accrued expenses ................................................................                5,847
                                                                                                             -----
                  Total liabilities..........................................................            5,656,172
                                                                                                         ---------


NET ASSETS  .................................................................................         $21,426,491
                                                                                                      ===========

Net asset value, offering and redemption price per share
      ($21,426,491/1,480,604 shares outstanding;  unlimited shares authorized
            of no par value) ................................................................               $14.47
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $19,406,904
      Accumulated net investment loss........................................................              (23,140)
      Undistributed net realized gain on investments.........................................              232,796
      Net unrealized appreciation on investments.............................................            1,809,931
                                                                                                         ---------
            Net assets ......................................................................          $21,426,491
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

STATEMENT OF OPERATIONS - For the Six Months Ended February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest.........................................................................            $ 176,165
            Dividends........................................................................               59,008
                                                                                                            ------
                  Total income...............................................................              235,173
                                                                                                           -------

      Expenses
            Advisory fees (Note 4)...........................................................              105,198
            Distribution costs (Note 5)......................................................               21,040
            Administration fee (Note 4)......................................................               16,322
            Registration fee.................................................................               11,169
            Audit fees.......................................................................               10,544
            Custodian and accounting fees....................................................                9,807
            Transfer agent fees..............................................................                8,646
            Miscellaneous fees...............................................................                2,942
            Amortization of deferred organization costs (Note 2-D)...........................                2,458
            Legal fees.......................................................................                1,945
            Reports to shareholders..........................................................                1,416
            Trustees' fees...................................................................                1,416
                                                                                                             -----
                  Total expenses.............................................................              192,903
                  Less, expenses waived/reimbursed (Note 4)..................................              (23,248)
                                                                                                           -------
                  Net expenses...............................................................              169,655
                                                                                                           -------
                        Net investment income ...............................................               65,518
                                                                                                            ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized gain from security transactions.....................................              460,427
            Net realized loss on put options purchased.......................................             (103,778)
            Net change in unrealized appreciation on investments.............................              854,616
                                                                                                           -------
                  Net realized and unrealized gain on investments............................            1,211,265
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................          $ 1,276,783
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Six Months         September 29,
                                                                                      ended           1995* through
INCREASE IN NET ASSETS FROM:                                                   February 28, 1997#    August 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)...............................................           $ 65,518          $ (88,658)
Net realized gain on security transactions.................................            460,427            244,701
Net realized loss on put options purchased.................................           (103,778)           (23,135)
Net change in unrealized appreciation on investments.......................            854,616            955,315
                                                                                       -------            -------
      Net increase in net assets resulting from operations ................          1,276,783          1,088,223
                                                                                     ---------          ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions...............................           (315,958)           (29,461)
                                                                                      --------            -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)         6,501,241         12,905,663
                                                                                     ---------         ----------
      Total increase in net assets.........................................          7,462,066         13,964,425

NET ASSETS:
Beginning of period........................................................         13,964,425                -0-
                                                                                    ----------                 -
End of period (including undistributed net investment loss of $23,140
      and $88,658, respectively)...........................................        $21,426,491        $13,964,425
                                                                                   ===========        ===========

(a) A summary of capital shares transactions is as follows:

                                                                Six Months                September 29, 1995*
                                                                   ended                        through
                                                            February 28, 1997#              August 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                          Shares           Value         Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold .........................................     499,515       $7,194,763      1,114,505     $14,014,925
Shares issued in reinvestment of distributions.......      20,938          311,143          2,409          29,010
Shares redeemed......................................     (69,129)      (1,004,665)       (87,634)     (1,138,272)
                                                          -------       ----------        -------      ----------
      Net increase...................................     451,324       $6,501,241      1,029,280     $12,905,663
                                                          =======       ==========      =========     ===========

*Commencement of operations.

#Unaudited.

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Six Months          September 29, 1995*
                                                                                ended                  through
                                                                         February 28, 1997#        August 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................................        $13.57                  $12.00
                                                                               ------                  ------
Income from investment operations:
      Net investment income............................................           .07                    (.09)
      Net realized and unrealized gain on investments..................          1.10                    1.72
                                                                                 ----                    ----
Total from investment operations.......................................          1.17                    1.63
                                                                                 ----                    ----
Less:
      Distributions (from capital gains)...............................          (.27)                   (.06)
                                                                                 ----                    ----
Net asset value, end of period.........................................        $14.47                  $13.57
                                                                               ======                  ======

Total return...........................................................         23.37%++                13.67%++

Ratios/supplemental data:

Net assets, end of period (millions)...................................        $ 21.4                  $ 14.0

Ratio of expenses to average net assets:
      Before expense reimbursement.....................................          2.26%+                  2.95%+
      After expense reimbursement......................................          2.00%+                  2.00%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement.....................................          0.50%+                 (2.14)%+
      After expense reimbursement......................................          0.77%+                 (1.19)%+

Portfolio turnover rate................................................         32.23%                  20.56%

Average commission rate paid per share++++...............................        $.0537                 $.0588

#Unaudited.

*Commencement of operations.

+Annualized.

++Not Annualized.

++++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                             LIGHTHOUSE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Lighthouse Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on September 29, 1995. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities. Equity securities in which the Fund invests include common stocks and securities having the characteristics of common stocks, such as convertible preferred stocks, convertible debt securities and warrants.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are valued at cost, which when combined with accrued interest, approximates market value.

            U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five years.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                             LIGHTHOUSE GROWTH FUND

NOTE 3 - SECURITIES SOLD SHORT

      Securities sold short represent obligations of the Fund to make a future delivery of a specific security and, correspondingly, create an obligation to purchase the security at prevailing market prices (or deliver the security, if owned by the Fund) at the later delivery date. As a result, these short sales create the risk that the Fund's ultimate obligation to satisfy the delivery requirements may exceed the amount recorded in the accompanying statement of assets and liabilities.

      The amount deposited with brokers for securities sold short is essentially restricted to the extent that it serves as a deposit for securities sold short. It is the Fund's policy to continuously monitor the credit standing of the brokers with whom it conducts business.

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended February 28, 1997, Lighthouse Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annualized rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended February 28, 1997, the Fund incurred $105,198 in advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average daily net assets. As a result, the Advisor reimbursed $23,248 of its fee. The Fund will reimburse the Advisor, pursuant to this agreement, in later years in which operating expenses for the Fund are less than the applicable percentage limitation, set forth previously for any such year.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15 million          $30,000
      $15 to $50 million         0.20% of average net assets
      $50 to $100 million        0.15% of average net assets
      $100 to $150 million       0.10% of average net assets
      over $150 million          0.05% of average net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

                             LIGHTHOUSE GROWTH FUND

NOTE 5 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The Plan allows that approved excess distribution costs can be resubmitted by the Distribution Coordinator in the future years, up to a maximum of three subsequent fiscal years following initial submission. No such excess costs were incurred during the current period ended. The Fund incurred $21,040 in distribution costs, to the Advisor as the appointed Distribution Coordinator, for the six months ended February 28, 1997.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities, other than short-term investments, for the six months ended February 28, 1997 were $6,890,212 and $3,292,429, respectively.

      Purchased options transactions during the six months ended February 28, 1997 are summarized as follows:

                                                                                              Put Options Purchased
                     Options outstanding, beginning of period................................     $ 120,711
                     Options purchased.......................................................       253,476
                     Options closed..........................................................      (159,456)
                     Options exercised.......................................................           -0-
                     Options expired.........................................................           -0-
                                                                                                         -

                     Options outstanding at February 28, 1997................................       214,731
                     Unrealized depreciation at February 28, 1997............................       (69,481)
                                                                                                    -------
                     Market value of options at February 28, 1997............................     $ 145,250
                                                                                                  =========

                     Average fair market value of options for the
                       six months ended February 28, 1997....................................     $ 145,698
                                                                                                  =========

                     Net trading losses on options for the six months
                       ended February 28, 1997...............................................     $(103,778)
                                                                                                  =========

NOTE 7 - REPURCHASE AGREEMENTS

      The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

      If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

                                     Advisor
                       LIGHTHOUSE CAPITAL MANAGEMENT, INC.
                         10000 Memorial Drive, Suite 660
                              Houston, Texas 77024
                                 (713) 688-6881
                        Account Inquiries (800) 282-2340

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                    Custodian
                                 STAR BANK, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                     Transfer and Dividend Disbursing Agent
                          AMERICAN DATA SERVICES, INC.
                              24 West Carver Street
                                    2nd Floor
                           Huntington, New York 11743

                              Independent Auditors
                                ERNST & YOUNG LLP
                             515 South Flower Street
                          Los Angeles, California 90071

                                  Legal Counsel
                        HELLER, EHRMAN, WHITE & McAULIFFE
                                 333 Bush Street
                         San Francisco, California 94104